Cover	Dec. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2021
Entity File Number	000-55984
Entity Registrant Name	Alterola Biotech, Inc.
Entity Central Index Key	0001442999
Entity Tax Identification Number	82-1317032
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	47 Hamilton Square
Entity Address, City or Town	Birkenhead Merseyside
Entity Address, Country	GB
Entity Address, Postal Zip Code	CH41 5AR
City Area Code	+44 151
Local Phone Number	601 9477
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false